Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of major classes of consideration assumed at acquisition date
USD thousands
Cash consideration at closing date	4,799
Initial cash investment in acquiree	1,223
Equity instruments issued (4,070,766 ordinary shares) (1)	4,359
Acquisition-related costs (2)	254
Total consideration as of consolidation date	10,635
Contingent consideration (3)	9,308
Total consideration subject to achievement of all milestones	19,943

(1)	The fair value of the ordinary shares issued was based on the share price of the Company at the closing date (February 10, 2021) of NIS 3.986 per share.

(2)	Acquisition-related costs include legal expenses and finder’s fees

(3)
Contingent consideration

The Company agreed to pay the selling shareholders and the finder an additional 4,070,766 rights to ordinary shares with a value of USD 4.4 million and cash consideration of USD 4.9 million upon the achievement of defined milestones related to Peace of Meat’s biomass and bioreactor size, density, capacity and production. The acquisition agreement specified that each milestone must be reached within a six-month period, over a total period of two years, which can be extended by up to nine additional months under circumstances set forth in the acquisition agreement. As of the date of approval of these financial statements, Peace of Meat had fully achieved the first two such milestones.
No liability is being provisioned before milestones achievement.

Schedule of identifiable assets acquired and liabilities assumed
Peace Of Meat condensed Balance Sheet	USD thousands
Current assets	425
Non-current assets	588
Current liabilities	(578)
Non-current liabilities	(16)
Tangible assets net	419

Schedule of intangible asset was recognized as result of acquisition
Peace Of Meat initial consolidation effect	USD thousands
Closing cash consideration and related acquisition costs	5,053
Shares consideration	4,359
Initial cash investment in acquiree	1,223
Tangible assets, net	(419)
10,216
Additional contributions post acquisition date according to milestone achievement:
Cash consideration	1,960
Payment liabilities	194
Shares consideration (1,852,730 ordinary shares)	1,973
Total	14,343
FX rate effect	(890)
Period end intangible asset balance	13,453

Schedule of aggregate cash flows for group as result of acquisition explanatory
The aggregate cash flows for the Group as a result of the acquisition in the Year ended December 31,2021	USD thousands
Cash and cash equivalents paid	(5,053)
Cash and cash equivalents of the subsidiary	205
Cash consideration for milestone achievement during the period	(1,960)

Net reduction of cash flow as of acquisition date	(6,808)